FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value assets and liabilities measured on recurring basis
		September 30,	September 30,
Description	Level	2023	2022
Assets:
Marketable securities held in Trust Account	1	$3,629,614	$7,548,977

Liabilities:
Warrant Liability – Public Warrants	3	523,602	780,015
Warrant Liability – Private Warrants	3	187,258	600,850

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$7,613,762	$106,116,023

Liabilities:
Warrant Liability – Public Warrants	3	110,182	3,036,301
Warrant Liability – Private Warrants	3	101,432	2,262,941

Commitments and Contingencies:
Class A Common Stock		7,497,311	106,112,020

Schedule of changes in the fair value of warrant liabilities
	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2022	$2,262,941	$3,036,301	$5,299,242
Initial measurement on March 19, 2022	1,662,091)	(2,256,286)	(3,918,377
Change in valuation inputs or other assumptions	600,850	780,015	1,380,865)
Fair value as of September 30, 2022	2,262,941	$3,036,301	$5,299,242
	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2023	$101,432	$110,182	$211,614
Change in valuation inputs or other assumptions	85,826	413,420	499,246
Fair value as of September 30, 2023	187,258	523,602	710,860

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 19, 2021	3,610,000	4,700,000	8,310,000
Change in valuation inputs or other assumptions	(1,347,059)	(1,663,699)	(3,010,758)
Fair value as of December 31, 2021	2,262,941	3,036,301	5,299,242
	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2022	$2,262,941	$3,036,301	$5,299,242
Change in valuation inputs or other assumptions	(2,161,510)	(2,926,119)	(5,087,629)
Fair value as of December 31, 2022	101,431	110,182	211,613